RELATED PARTIES´ TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of balances with related parties

As of December 31, 2023	Trade receivables	Other receivables		Trade payables
	Current	Non-current	Current	Current
Associates and joint ventures
CTB	1	-	-	-
TGS	4	11	6	7
Other related parties
SACDE	-	-	-	8
Other	-	-	1	-
	5	11	7	15

As of December 31, 2022	Trade receivables	Other receivables		Trade payables
	Current	Non-current	Current	Current
Associates and joint ventures
TGS	5	17	6	7
Other related parties
SACDE	-	-	-	7
Other	-	-	1	-
	5	17	7	14

Schedule of operations with related parties

Operations for the year	Sales of goods and services (1)			Purchases of goods and services (2)			Fees for services (3)			Other operating expenses and income (4)
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Associates and joint ventures
CTB	2	2	2	-	-	-	-	-	-	-	-	-
Greenwind	-	-	1	-	-	-	-	-	-	-	-	-
Refinor	-	11	9	-	(11)	(6)	-	-	-	-	-	-
TGS	42	51	45	(53)	(53)	(43)	-	-	-	-	-	-
Other related parties
Fundación	-	-	-	-	-	-	-	-	-	(2)	(2)	(2)
SACDE	-	-	-	(65)	(203)	(48)	-	-	-	-	-	-
Salaverri, Dellatorre, Burgio & Wetzler	-	-	-	-	-	-	(1)	(1)	(1)	-	-	-
	44	64	57	(118)	(267)	(97)	(1)	(1)	(1)	(2)	(2)	(2)

(1)	Corresponds mainly to advisory services provided in the field of technical assistance and sales of gas and refined products.
(2)	Correspond to natural gas transportation services, purchases of refined products and other services imputed to cost of sales for US$ 53 million, US$ 191 million and US$ 50 million and infrastructure works contracted to SACDE imputed in property, plant and equipment for US$ 65 million, US$ 76 million and US$ 47 million, of which US$ 15 million, US$ 16 million and US$ 17 million correspond to fees and general expenses calculated on the costs incurred by SACDE and/or Pampa to carry out these for the years ended December 31, 2023, 2022 and 2021, respectively.
(3)	Disclosed within administrative expenses.
(4)	Corresponds mainly to donations.

Operations for the year	Finance income (1)			Dividends received			Payment of dividends
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Associates and joint ventures
OCP	-	-	1	-	10	20	-	-	-
TGS	2	2	3	-	-	-	-	-	-

Other related parties
EMESA	-	-	-	-	-	-	(1)	-	(9)
	2	2	4	-	10	20	(1)	-	(9)

(1)	Corresponds mainly to financial leases and accrued interest on loans granted.